CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY $ in Millions, Rp in Billions	Attributable to owners of the parent company IDR (Rp)	Capital stock IDR (Rp)	Additional paid-in capital IDR (Rp)	Retained earnings IDR (Rp)	Other reserves IDR (Rp)	Non-controlling interests IDR (Rp)	IDR (Rp)	USD ($)
Balance at Dec. 31, 2019	Rp 99,796	Rp 4,953	Rp 1,977	Rp 92,644	Rp 222	Rp 17,428	Rp 117,224
Net comprehensive income for the year
Profit for the year	21,052			21,052		8,838	29,890
Other comprehensive income (loss)	(3,212)			(3,226)	14	(369)	(3,581)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	17,840			17,826	14	8,469	26,309
Transaction with owners recorded directly in equity
Cash dividend	(15,262)			(15,262)		(7,778)	(23,040)
Capital contribution from non-controlling interests						21	21
Net transactions with owners	(15,262)			(15,262)		(7,757)	(23,019)
Balance at Dec. 31, 2020	102,374	4,953	1,977	95,208	236	18,140	120,514
Net comprehensive income for the year
Profit for the year	24,877			24,877		9,222	34,099
Other comprehensive income (loss)	2,007			1,980	27	(27)	1,980
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	26,884			26,857	27	9,195	36,079
Transaction with owners recorded directly in equity
Cash dividend	(16,643)			(16,643)		(13,242)	(29,885)
Changes in non-controlling interests	(72)			(72)		73	1
Changes in non-controlling interests from Initial public offering of subsidiary	9,088			9,088		9,375	18,463
Net transactions with owners	(7,627)			(7,627)		(3,794)	(11,421)
Balance at Dec. 31, 2021	121,631	4,953	1,977	114,438	263	23,541	145,172
Net comprehensive income for the year
Profit for the year	20,736			20,736		6,984	27,720	$ 1,781
Other comprehensive income (loss)	1,713			1,412	301	54	1,767	113
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	22,449			22,148	301	7,038	29,487	1,894
Transaction with owners recorded directly in equity
Cash dividend	(14,856)			(14,856)		(10,103)	(24,959)
Repurchase of non-controlling interest shares						(681)	(681)
Changes in non-controlling interests						11	11
Investment from non-controlling interest for newly established indirect subsidiary						45	45
Net transactions with owners	(14,856)			(14,856)		(10,728)	(25,584)
Balance at Dec. 31, 2022	Rp 129,224	Rp 4,953	Rp 1,977	Rp 121,730	Rp 564	Rp 19,851	Rp 149,075	$ 9,575